INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Process Material Stockpiles	$ 2,662	$ 2,788
Concentrate Inventory	2,654	1,617
Materials And Supplies	2,354	1,855
Inventories	$ 7,670	$ 6,260